Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement

3. Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820-10 classifies the inputs used to measure fair value into the following hierarchy:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 Unadjusted quoted prices in active markets for similar assets or liabilities, or

Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or

Inputs other than quoted prices that are observable for the asset or liability

Level 3 Unobservable inputs for the asset or liability

The fair value measurement level within the fair value hierarchy of an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used as of December 31, 2025 and 2024.

Mutual funds: Mutual funds consist of publicly traded funds of registered investment companies. The fair value of these investments is determined by the underlying securities of the mutual funds and valued as Level 1 within the valuation hierarchy.

Company Stock: The Manitowoc Company, Inc common stock is based on the unadjusted quoted market price. The fair value of the stock is classified as Level 1 within the valuation hierarchy.

Common collective trust funds: Valued at the net asset value (“NAV”) of units held by the Plan at year-end, provided by the administrator of the fund. The NAV is based on the value of the underlying assets of the fund, minus its liabilities, and then divided by the number of units outstanding. The NAV’s unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments which are traded on an active market.

Fidelity Brokerage Link: This self-directed option allows participants to invest in mutual funds, common stocks, and other investment options beyond the investment options offered directly through the Plan. Such investments are classified based on the observable inputs of the underlying securities.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Fair Value Measurements as of December 31, 2025
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2025

Mutual funds	$2,622,894	$—	$—	$2,622,894
Company Stock	7,190,463	—	—	7,190,463
Fidelity Brokerage Link	1,762,145	—	—	1,762,145
Investments at net asset value (a)				347,107,385
Total investments	$11,575,502	$—	$—	$358,682,887
(a)
In accordance with ASC topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2024

Mutual funds	$92,026,798	$—	$—	$92,026,798
Company Stock	5,891,240	—	—	5,891,240
Investments at net asset value (a)				219,496,471
Total investments	$97,918,038	$—	$—	$317,414,509
(a)
In accordance with ASC Topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.